Investments - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 7,382	¥ 383	¥ 1,568
Held to maturity investment, gross unrecognized holding gain	6,239	582	612
Recognized credit loss	0	0	0
Other long-term investments
Impairment loss related to investments measured at cost	¥ 13,343	¥ 0	¥ 10,000
Investment, Type [Extensible Enumeration]	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember
Maximum
Other long-term investments
Equity interest and equity investments of common shares (as a percent)	20.00%